Financial liabilities - Disclosure of financial liabilities per maturity (Details) € in Thousands		6 Months Ended
	Jan. 05, 2022 EUR (€) loan_agreement	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		€ 44,252	€ 19,087
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		155	(1,454)
Repayments of borrowings/leases liabilities		(1,032)	(1,121)
Exchange rate variation (non cash)		5	(5)
Financial liabilities at end of period		43,374	16,502
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		20,000
Proceeds from borrowing		0
Proceeds from lease liabilities and other non cash effects		50
Repayments of borrowings/leases liabilities		0
Exchange rate variation (non cash)		0
Financial liabilities at end of period		20,050
Notional amount	€ 20,000
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		8,700
Proceeds from borrowing		0
Proceeds from lease liabilities and other non cash effects		22
Repayments of borrowings/leases liabilities		0
Exchange rate variation (non cash)		0
Financial liabilities at end of period		8,722
Notional amount	8,700
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period			150
Proceeds from borrowing			0
Proceeds from lease liabilities and other non cash effects			0
Repayments of borrowings/leases liabilities			(150)
Exchange rate variation (non cash)			0
Financial liabilities at end of period			0
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period			1,454
Proceeds from borrowing			0
Proceeds from lease liabilities and other non cash effects			(1,454)
Repayments of borrowings/leases liabilities			0
Exchange rate variation (non cash)			0
Financial liabilities at end of period			0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		1,875	2,387
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(260)	(255)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		1,614	2,131
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		391	447
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		45	0
Repayments of borrowings/leases liabilities		(44)	(18)
Exchange rate variation (non cash)		5	(5)
Financial liabilities at end of period		396	423
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		464	639
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(87)	(87)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		376	551
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		53	21
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		38	0
Repayments of borrowings/leases liabilities		(19)	(6)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		71	14
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		35	41
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(4)	(2)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		31	39
Borrowing – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		209	262
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(27)	(25)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		181	236
Borrowing – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period		12,525	13,687
Proceeds from borrowing		0	0
Proceeds from lease liabilities and other non cash effects		0	0
Repayments of borrowings/leases liabilities		(591)	(579)
Exchange rate variation (non cash)		0	0
Financial liabilities at end of period		€ 11,933	€ 13,107
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount	€ 28,700
Borrowing, number of loan agreement | loan_agreement	2
Borrowing, maturity	1 year
Borrowing, maturity, extension period option	5 years
Borrowing, percentage of state-guaranteed loan	90.00%
Borrowings, interest rate	0.50%